Taxes - Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income tax rate, net of federal tax benefits	1.60%	2.20%	2.10%
Affordable housing credit	(0.60%)	(0.70%)	(0.50%)
Employee benefits including ESOP dividend	(0.50%)	(0.50%)	(0.40%)
Impact of tax reform re-measurement	(81.60%)	0.00%	0.00%
Noncontrolling interests	(0.60%)	(0.60%)	(0.50%)
Non-deductible goodwill	1.00%	2.20%	0.00%
Other, net	(2.60%)	(2.40%)	(0.80%)
Effective income tax rate	(48.30%)	35.20%	34.90%